14. FINANCIAL INSTRUMENTS (Details 3) - Dec. 31, 2020 € in Thousands, $ in Thousands	USD ($)	EUR (€)
UNITED STATES [member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure | $	$ 48,679
Euro [member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure | €		€ 10,138
Foreign exchange risk [member] | UNITED STATES [member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure | $	(3,876,521)
Foreign exchange risk [member] | UNITED STATES [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange exposure | $	3,992,200
Foreign exchange risk [member] | UNITED STATES [member] | Exchange rate swap CDI x dollar [member]
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange exposure | $	(67,000)
Foreign exchange risk [member] | UNITED STATES [member] | Borrowings and financing [member]
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange exposure | $	(4,812,268)
Foreign exchange risk [member] | UNITED STATES [member] | Trade payables [member]
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange exposure | $	(139,672)
Foreign exchange risk [member] | UNITED STATES [member] | Other liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange exposure | $	(9,305)
Foreign exchange risk [member] | UNITED STATES [member] | Total liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange exposure | $	(4,961,417)
Foreign exchange risk [member] | UNITED STATES [member] | Iron ore derivative [member]
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange exposure | $	(172)
Foreign exchange risk [member] | UNITED STATES [member] | Cash and cash equivalents overseas [member]
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange exposure | $	664,951
Foreign exchange risk [member] | UNITED STATES [member] | Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange exposure | $	387,039
Foreign exchange risk [member] | UNITED STATES [member] | Other assets [member]
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange exposure | $	9,158
Foreign exchange risk [member] | UNITED STATES [member] | Total assets [member]
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange exposure | $	1,084,896
Foreign exchange risk [member] | UNITED STATES [member] | Financial investments [member]
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange exposure | $	$ 23,748
Foreign exchange risk [member] | Euro [member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure | €		10,138
Foreign exchange risk [member] | Euro [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange exposure | €
Foreign exchange risk [member] | Euro [member] | Exchange rate swap CDI x dollar [member]
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange exposure | €
Foreign exchange risk [member] | Euro [member] | Borrowings and financing [member]
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange exposure | €
Foreign exchange risk [member] | Euro [member] | Trade payables [member]
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange exposure | €		(9,258)
Foreign exchange risk [member] | Euro [member] | Other liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange exposure | €		(1,010)
Foreign exchange risk [member] | Euro [member] | Total liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange exposure | €		(10,268)
Foreign exchange risk [member] | Euro [member] | Iron ore derivative [member]
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange exposure | €
Foreign exchange risk [member] | Euro [member] | Cash and cash equivalents overseas [member]
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange exposure | €		13,372
Foreign exchange risk [member] | Euro [member] | Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange exposure | €		2,560
Foreign exchange risk [member] | Euro [member] | Other assets [member]
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange exposure | €		4,474
Foreign exchange risk [member] | Euro [member] | Total assets [member]
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange exposure | €		20,406
Foreign exchange risk [member] | Euro [member] | Financial investments [member]
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange exposure | €